Investments in securities	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Investments in Securities	Investments in securities

Investments in securities

	$ million
	Dec 31, 2023	Dec 31, 2022
Equity securities:	1,605	1,533
Equity securities at fair value through other comprehensive income	1,605	1,533
Debt securities:	1,641	1,829
Debt securities at amortised cost	28	21
Debt securities at fair value through other comprehensive income	1,285	1,308
Debt securities at fair value through profit or loss	328	500
Total	3,246	3,362
At fair value
Measured by reference to prices in active markets for identical assets	1,983	1,884
Measured by reference to other observable inputs	92	158
Measured using predominantly unobservable inputs	1,143	1,299
Total	3,218	3,341
At cost	28	21
Total	3,246	3,362
As at December 31, 2023, investments included equity securities comprising interests in which Shell has no significant influence; debt securities, principally comprising a portfolio required to be held by the Company's internal insurance entities as security for their activities; and assets held in escrow in relation to the Group's UK pension arrangements.
Equity securities at fair value through other comprehensive income include a 27.5% (minus one share) interest in Sakhalin Energy Investment Company Ltd. (SEIC). Up to March 31, 2022, this investment was accounted for as an associate applying the equity method. Significant influence over the Sakhalin-2 investment was lost from April 1, 2022, leading to recognition, without financial impact, of the investment as a financial asset accounted for at fair value from that date, with subsequent changes in fair value recognised in other comprehensive income. The carrying value of the investment is zero as at December 31, 2023 (2022: zero).

Investments in securities measured using predominantly unobservable inputs [A]

	$ million
	2023	2022
At January 1	1,299	1,707
Losses recognised in other comprehensive income	(126)	(206)
Purchases	146	142
Sales	(207)	(37)
Other movements	31	(307)
At December 31	1,143	1,299
[A]Based on expected dividend flows, adjusted for country and other risks as appropriate and discounted to their present value.
Other movements in 2022 includes a reclassification to Property, plant and equipment, as a result of obtaining title to assets in a project in Asia.